COMMITMENTS (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended
	Feb. 20, 2012 item	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Minimum	Dec. 29, 2012 Maximum	Sep. 09, 2005 Mentor lease facility	Dec. 29, 2012 Mentor lease facility	Feb. 20, 2012 Netherlands lease facility
Guarantor Obligations
Number of subsidiaries that entered into a lease commitment for a commercial facility	1
Term of lease financing for commercial facility							10 years		15 years
Residual value guarantee							$ 31.5
Refinancing of lessor debt							11.5
Guarantee obligations carrying value								12	60
Expected annual rental payments					3	4
Rent expense for operation leases		$ 76	$ 85	$ 85